Acquisitions and Other Transactions - Acquisition of Mineral Rights with Continental Resources, Inc. - U.S (Details) - Mineral Rights With Continental Resources Inc - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Acquisitions and Other Transactions
Total contributions made	$ 1.5	$ 2.8	$ 6.4	$ 4.4
Total cumulative investment	$ 30.1		$ 30.1